PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

PUBLICLY LISTED COMPANIES - 10.0%
CLOSED-END FUNDS - 2.8%	Shares	Value
Ares Capital Corporation	83,980	$ 1,682,119
Golub Capital BDC, Inc.	40,836	616,624
Hercules Capital, Inc.	32,132	535,640
Main Street Capital Corporation	17,992	777,794
MidCap Financial Investment Corporation	25,248	345,393
Prospect Capital Corporation	101,191	606,134
TOTAL CLOSED-END FUNDS (Cost $4,226,255)		$ 4,563,704

COMMON STOCKS - 7.2%	Shares	Value
FINANCIALS - 7.2%
ASSET MANAGEMENT - 7.2%
Apollo Global Management, Inc.	20,710	$ 1,929,965
Ares Management Corporation - Class A	16,033	1,906,644
Blackstone, Inc.	16,905	2,213,203
Carlyle Group, Inc. (The)	53,174	2,163,650
FS KKR Capital Corporation	63,850	1,275,085
KKR & Company, Inc.	25,764	2,134,547
TOTAL COMMON STOCKS (Cost $8,348,166)		$ 11,623,094
TOTAL PUBLICLY LISTED COMPANIES (Cost $12,574,421)		$ 16,186,798

PRIVATE EQUITY INVESTMENTS - 76.6%	Shares	Value
PORTFOLIO COMPANIES - 61.9%
BlueVoyant, Inc.(a)(b)(c)	2,996,254	$ 7,200,000
Circuit Clinical Solutions Preferred Series C Stock(a)(b)(c)	112,300	6,000,000
FS NU Investors, L.P. - Class A(a)(b)(c)	47,500	4,750,000
Greenbriar Coinvestment WPS, L.P.(a)(b)(c)(d)	–	3,750,416
Hg Vibranium Co-Invest L.P.(b)(c)(d)(e)	–	8,193,530
JMI Time Aggregator, L.P.(b)(c)(d)(e)	–	5,654,840
KOLN Co-Invest Blocked, L.P. - Class A(a)(b)(c)	5,000	5,000,000
Onex ISO Co-Invest, L.P.(b)(c)(d)(e)	–	5,000,817
Partners Group Client Access 43, L.P. Inc.(a)(b)(c)(d)	–	7,138,831
Partners Group Client Access 45, L.P. Inc.(a)(b)(c)(d)	–	5,856,298
Project Backyard(a)(b)(c)	50,000	6,000,000
Project Warrior(a)(b)(c)(d)(f)	–	7,000,000

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 76.6% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 61.9% (Continued)
RCP MB Investments A, L.P.(b)(c)(d)(e)	–	$ 8,714,279
REP Patriot Coinvest IV-A, L.P.(a)(b)(c)	2,550,000	2,550,000
SKCP VI Artemis Co-Invest, L.P.(a)(b)(c)(d)	–	9,374,601
VEPF VIII Co-Invest 3-A, L.P.(a)(b)(c)(d)	–	7,463,529
		99,647,141
PORTFOLIO FUNDS - 14.7%
Arsenal Capital Partners Growth, L.P.(b)(c)(d)(e)	–	317,306
Arsenal Capital Partners VI, L.P.(b)(c)(d)(e)	–	1,727,912
Cordillera Investment Fund III-B, L.P.(b)(d)(e)	–	860,275
Hg Saturn 3 A, L.P.(b)(c)(d)(e)	–	1,555,767
ICG LP Secondaries Fund I, L.P.(b)(c)(d)(e)	–	2,944,844
ICG Ludgate Hill IIA Boston L.P.(b)(c)(d)(e)(f)	–	4,685,744
Onex Structured Credit Opportunities Partners I, L.P.(b)(c)(d)(e)	–	3,453,990
Partners Group Secondary 2020 (USD) A, L.P.(b)(c)(d)(e)(f)	–	3,061,038
Saturn Five Frontier I, LLC - Class A(b)(c)(e)(f)	3,575,666	5,066,814
		23,673,690

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $110,265,903)		$ 123,320,831

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 16.0%	Par Value	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 5.22% (g) (Cost $25,746,184)	25,746,184	$ 25,746,184

TOTAL INVESTMENTS AT VALUE - 102.6% (Cost $148,586,508)		$ 165,253,813

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6%)		(4,219,992)

NET ASSETS - 100.0%		$ 161,033,821

(a)	Level 3 securities fair valued using significant unobservable inputs.
(b)	Restricted investments as to resale.
(c)	Non-income producing security.
(d)	Investment does not issue shares.
(e)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(f)	Affiliated investment for which ownership is 5% or more of the investment's capital.
(g)	The rate shown is the 7-day effective yield as of December 31, 2023.

L.P.	-	Limited Partnerships.

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

PRIMARK PRIVATE EQUITY INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Continued)

Additional information on each restricted investment held by the Fund on December 31, 2023 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Company
BlueVoyant, Inc.	12/23/2021	$ 8,000,000	$ 7,200,000	4.5%
Circuit Clincial Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	3.7%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	4,750,000	3.0%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,826,978	3,750,416	2.3%
Hg Vibranium Co-Invest L.P.	6/29/2022	7,133,673	8,193,530	5.1%
JMI Time Aggregator, L.P.	12/5/2022	5,032,195	5,654,840	3.5%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	5,000,000	3.1%
Onex ISO Co-Invest, L.P.	10/29/2021	5,000,000	5,000,817	3.1%
Partners Group Client Access 43, L.P. Inc.	11/16/2022	6,185,420	7,138,831	4.4%
Partners Group Client Access 45, L.P. Inc.	4/21/2023	5,636,050	5,856,298	3.7%
Project Backyard	5/1/2023	5,030,923	6,000,000	3.7%
Project Warrior	8/18/2023	7,097,209	7,000,000	4.4%
RCP MB Investments A, L.P.	7/11/2022	8,233,813	8,714,279	5.4%
REP Patriot Coinvest IV-A, L.P.	1/27/2023	2,601,457	2,550,000	1.6%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	4,315,673	9,374,601	5.8%
VEPF VIII Co-Invest 3-A, L.P.	9/25/2023	7,463,807	7,463,529	4.6%

Portfolio Funds
Arsenal Capital Partners Growth, L.P.	2/28/2022	540,734	317,306	0.2%
Arsenal Capital Partners VI, L.P.	5/23/2022	2,349,544	1,727,912	1.1%
Cordillera Investment Fund III-B, L.P.	5/3/2022	786,784	860,275	0.5%
Hg Saturn 3 A, L.P.	7/5/2022	1,557,089	1,555,767	1.0%
ICG L.P. Secondaries Fund I, L.P.	5/13/2022	1,570,314	2,944,844	1.8%
ICG Ludgate Hill IIA Boston, L.P.	12/22/2021	3,179,957	4,685,744	2.9%
Onex Structured Credit Opportunities Partners I, L.P.	11/1/2021	2,932,643	3,453,990	2.1%
Partners Group Secondary 2020 (USD) A, L.P.	5/23/2022	2,347,302	3,061,038	1.9%
Saturn Five Frontier I, LLC - Class A	12/15/2021	3,575,666	5,066,814	3.2%
Total		$ 110,265,903	$ 123,320,831	76.6%